Accounts payables and accrued liabilities	12 Months Ended
Apr. 02, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payables and accrued liabilities	Accounts payables and accrued liabilities
Accounts payable and accrued liabilities consist of the following:

	April 2, 2023	April 3, 2022
	$	$
Trade payables	60.1	63.9
Accrued liabilities	82.4	67.0
Employee benefits	21.9	26.5
Derivative financial instruments	3.3	10.4
ASPP liability (note 18)	20.0	—
Other payables	7.9	8.4
Accounts payable and accrued liabilities	195.6	176.2